Summary of Significant Accounting Policies - Summary of Impact of Adoption of ASC 606 on Consolidated Balance Sheet (Detail) - USD ($) $ in Thousands	Sep. 30, 2019	Oct. 01, 2018	Sep. 30, 2018
Account receivable-unbilled	$ 227,061	$ 274,036	$ 263,997
Prepaid expenses and other current assets	216,084		229,999
Other noncurrent assets	423,941		420,369
Deferred revenue (current)	118,182	146,462	132,414
Accrued expenses and other current liabilities	647,657		706,637
Deferred income taxes and taxes payable	207,508		224,572
Retained earnings	$ 5,012,799		$ 4,673,901
Accounting Standards Update 2014-09 [Member]
Account receivable-unbilled		274,036
Prepaid expenses and other current assets		229,028
Other noncurrent assets		436,005
Deferred revenue (current)		146,462
Accrued expenses and other current liabilities		692,575
Deferred income taxes and taxes payable		234,996
Retained earnings		4,688,195
Accounting Standards Update 2014-09 [Member] | Adjustments due to ASC 606 [Member]
Account receivable-unbilled		10,039
Prepaid expenses and other current assets		(971)
Other noncurrent assets		15,636
Deferred revenue (current)		14,048
Accrued expenses and other current liabilities		(14,062)
Deferred income taxes and taxes payable		10,424
Retained earnings		$ 14,294